Summary of RSU Activity (Detail) (RSU, USD $)	12 Months Ended
Dec. 31, 2014
RSU
Unvested Amount of options
Granted, shares	29,200
Forfeited, shares	(1,240)
Unvested at ending of period, shares	27,960
Unvested weighted average grant date fair value
Unvested weighted average grant date fair value, Granted	$ 44.37
Unvested weighted average grant date fair value, Forfeited	$ 44.37
Unvested at ending of period, weighted average grant date fair value	$ 44.37